Fair Values of Financial Instruments (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Cash and cash equivalents - Carrying Value	$ 21,124	$ 33,751
Securities available-for-sale - Carrying Value	194,296	187,475
Loans held-for-sale - Carrying Value	136	323
Loans receivable, net - Carrying Value	430,632	428,560
Federal Home Loan Bank stock - Carrying Value	3,086	3,086
Accrued interest receivable - Carrying Value	2,480	2,483
Financial liabilities:
Non-interest bearing deposits - Carrying Value	73,430	75,228
Interest bearing deposits - Carrying Value	499,463	491,181
Repurchase agreements - Carrying Value	14,031	16,298
Borrowed funds - Carrying Value	30,898	33,207
Accrued interest payable - Carrying Value	47	52
Financial assets:
Cash and cash equivalents - Estimated Fair Value	21,124	33,751
Securities available-for-sale - Estimated Fair Value	194,296	187,475
Loans held-for-sale - Estimated Fair Value	138	332
Loans receivable, net - Estimated Fair Value	427,719	429,733
Federal Home Loan Bank stock - Estimated Fair Value	3,086	3,086
Accrued interest receivable - Estimated Fair Value	2,480	2,483
Financial liabilities:
Non-interest bearing deposits - Estimated Fair Value	73,430	75,228
Interest bearing deposits - Estimated Fair Value	499,470	491,295
Repurchase agreements - Estimated Fair Value	14,043	16,310
Borrowed funds - Estimated Fair Value	30,956	33,658
Accrued interest payable - Estimated Fair Value	47	52
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents - Estimated Fair Value	21,124	33,751
Securities available-for-sale - Estimated Fair Value	0	0
Loans held-for-sale - Estimated Fair Value	138	332
Loans receivable, net - Estimated Fair Value	0	0
Federal Home Loan Bank stock - Estimated Fair Value	0	0
Accrued interest receivable - Estimated Fair Value	0	0
Financial liabilities:
Non-interest bearing deposits - Estimated Fair Value	73,430	75,228
Interest bearing deposits - Estimated Fair Value	343,847	319,520
Repurchase agreements - Estimated Fair Value	8,042	10,131
Borrowed funds - Estimated Fair Value	799	207
Accrued interest payable - Estimated Fair Value	0	0
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Cash and cash equivalents - Estimated Fair Value	0	0
Securities available-for-sale - Estimated Fair Value	192,328	186,083
Loans held-for-sale - Estimated Fair Value	0	0
Loans receivable, net - Estimated Fair Value	0	0
Federal Home Loan Bank stock - Estimated Fair Value	3,086	3,086
Accrued interest receivable - Estimated Fair Value	2,480	2,483
Financial liabilities:
Non-interest bearing deposits - Estimated Fair Value	0	0
Interest bearing deposits - Estimated Fair Value	155,623	171,775
Repurchase agreements - Estimated Fair Value	6,001	6,179
Borrowed funds - Estimated Fair Value	30,157	33,451
Accrued interest payable - Estimated Fair Value	47	52
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Cash and cash equivalents - Estimated Fair Value	0	0
Securities available-for-sale - Estimated Fair Value	1,968	1,392
Loans held-for-sale - Estimated Fair Value	0	0
Loans receivable, net - Estimated Fair Value	427,719	429,733
Federal Home Loan Bank stock - Estimated Fair Value	0	0
Accrued interest receivable - Estimated Fair Value	0	0
Financial liabilities:
Non-interest bearing deposits - Estimated Fair Value	0	0
Interest bearing deposits - Estimated Fair Value	0	0
Repurchase agreements - Estimated Fair Value	0	0
Borrowed funds - Estimated Fair Value	0	0
Accrued interest payable - Estimated Fair Value	$ 0	$ 0